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                                   LAW OFFICES
                           DRINKER BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                             18TH AND CHERRY STREETS
                           PHILADELPHIA, PA 19103-6996
                            TELEPHONE: (215) 988-2700
                               FAX: (215) 988-2757

                                December 3, 2001

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  Re:      THE GALAXY FUND
                           File Nos. (33-4806/811-4636)
                           ----------------------------

Ladies and Gentlemen:

                  On behalf of The Galaxy Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended ("PEA #55"), which was filed on November 28, 2001.

                  The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

                  (1) U.S. Clearing Prospectus dated November 28, 2001 for the Prime Reserves, Tax-Exempt Reserves and Government Reserves;

                  (2) Quick & Reilly Prospectus dated November 28, 2001 for the Prime Reserves, Tax-Exempt Reserves and Government Reserves;

                  (3) Statement of Additional Information dated November 28, 2001 for the Prime Reserves, Tax-Exempt Reserves and Government Reserves.

                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2444.

                                 Very truly yours,



                                 /s/ Don E. Felice
                                 -----------------
                                 Don E. Felice